Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-275056) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 15, 2023, is being filed to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023 filed with the SEC on April 16, 2024 and to update certain other information in the Registration Statement.
Entity Registrant Name	CONDUIT PHARMACEUTICALS INC.
Entity Central Index Key	0001896212
Entity Tax Identification Number	87-3272543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92134
City Area Code	(760)
Local Phone Number	471-8536
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92134
City Area Code	(760)
Local Phone Number	471-8536
Contact Personnel Name	David Tapolczay